Income Taxes - Schedule of Difference Between Income Tax Benefit and Computation Amount of Federal Statutory Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate						$ (7,544)	$ (2,878)
State taxes (net of federal)						186	(648)
Credits							(662)
Other						43	(842)
Collaboration arrangement acquisition cost						5,580
Change in valuation allowance						1,735	5,030
Total					$ 1	$ 0	$ 0